COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 07, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issuance of shares						16,667	266,667
Net loss			$ 526,819	$ 130,397	$ 3,316,192	$ 1,106,962	$ 1,255,497
Accumulated deficit			7,480,177		6,953,358	3,986,666	$ 2,879,704
Working capital deficit			3,636,150		3,109,331	$ 2,482,996
Giv Bux Global Partners Inc [Member]
Reverse stock split	1-for-20 reverse split
Issuance of shares	78,125,000	78,125,000
Common Stock [Member]
Issuance of shares						16,667	266,667
Net loss
Common Stock [Member] | Giv Bux Global Partners Inc [Member]
Issuance of shares	74,218,050
Giv Bux Global Partners Inc [Member]
Reverse stock split	1-for-20
Issuance of shares	78,125,000	78,125,000
Ownership percentage		100.00%
Giv Bux Global Partners Inc [Member] | Common Stock [Member]
Issuance of shares	74,218,050